Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The Celanese Americas Retirement Savings Plan (the "Plan") is a participant-directed, defined contribution plan sponsored by Celanese Americas LLC, a member-managed Delaware limited liability company (the "Company"), an indirect, wholly-owned subsidiary of Celanese Corporation. The Plan covers certain employees of the Company and its participating affiliates ("Participants"). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Participants in the Plan should refer to the Plan document for more complete details of the Plan's provisions.
Effective January 1, 2025, the Plan was amended and restated to merge the Retirement Savings Plan sponsored by Celanese Polymer Products, LLC, formerly known as DuPont Polymer Products, LLC, with and into the Plan. The related participants and plan assets, of approximately $117.0 million, of the Retirement Savings Plan were transferred to the Plan during January 2025.
Under resolutions passed by Celanese US Holdings LLC, the sole member of the Company (the "Member"), the Benefits Committee and Investment Committee have been assigned governance for the guidance, control and administration of the Plan assets. Each committee and its members is a named fiduciary of the Plan in accordance with Section 402(a) of ERISA.
The Investment Committee is responsible for the guidance, control and administration of the Plan assets. These responsibilities include, but are not limited to, the following:
•The adoption of an investment policy statement;
•The selection and monitoring of the Plan's third party service providers such as trustee/custodial bank, investment managers and consultants;
•The routine review and evaluation of each of the Plan's investment options relative to investment guidelines, performance benchmarks and other relevant criteria; and
•The routine review and control of Plan investment costs.
The Benefits Committee is responsible for the administration and operations of the Plan. These responsibilities include, but are not limited to, the following:
•The determination of eligibility for participation or benefits and to construe the terms of the Plan;
•To enact rules and regulations to carry out the provisions of the Plan;
•The evaluation of the Plan's administrative procedures; and
•To decide Plan claims or appeals.
Under the authority of the Member, either committee may delegate any part of its authority to one or more individuals. The delegation or sub-delegation to other individuals does not relieve either committee of its fiduciary responsibility with respect to the Plan. The Investment Committee meets at least four times per year to report on the Plan's investment performance and other matters relevant to the Plan. The Benefits Committee meets on an as-needed basis.
The Plan uses third party providers to administer the Plan and its assets. These services include, but are not limited to, the following:
•Trustee - a requirement under ERISA that Plan assets be held separate with a trustee institution, typically a bank. The trustee has certain defined responsibilities under ERISA. State Street Bank & Trust Company is the Trustee, as defined by the Plan.
•Investment management - as a matter of policy, the Plan has elected to employ external investment advisors to manage all of the Plan's assets. Varying investment options with different risk and reward characteristics are included in the Plan.
•Record keeping - each Participant account balance must be accurately maintained.
•Education and communication - a program of reports and educational materials designed for the Participants.
•Performance measurement - performance of each investment manager, including performance versus relevant benchmarks, individual portfolio characteristics and risk analytics.
•Consultants - the Plan may use consultants on a full-time retainer basis or on a project basis to provide a variety of specialized services, including plan design, investment manager searches and investment manager monitoring.
The Investment Committee, Benefits Committee or any third party provider shall discharge their respective responsibilities with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use. These actions are to be consistent with Plan provisions and investment policies, objectives and guidelines.
Eligibility
Employees are eligible to participate in the Plan as soon as administratively practicable following their date of hire. Participants are automatically enrolled in the Plan at a before-tax contribution rate of 6% unless the Participant chooses to opt out of the Plan. After automatic enrollment, Participant contributions are invested in one of the Plan's default target-date retirement portfolio funds based on the Participant's date of birth and an assumed retirement age of 65, unless the Participant selects other investment fund options. Unless the Participant opts out, contribution percentage rates will automatically increase each year by 1% up to a maximum of 15%, starting one year from the date the Participant was automatically enrolled in the Plan.
Participant Contributions
Participants may contribute up to 75% of their eligible compensation, as defined by the Plan document, through payroll deductions. Participant contributions are subject to certain Internal Revenue Code ("IRC") limitations. Participants may designate contributions as either "before-tax", "after-tax" or a combination of both. Participants' before-tax contributions and Company contributions are deferred compensation pursuant to Section 401(k) of the IRC.
The Plan also allows participants to make Roth 401(k) contributions. Under the Roth 401(k) contribution election, participants' contributions are made from after-tax contributions that will be tax-free at the time of distribution. Participants are allowed to elect both traditional 401(k) and Roth 401(k) contributions into the Plan. However, the total of the traditional 401(k) and Roth 401(k) contributions are not allowed to exceed the maximum contribution set for the Plan each year. Consistent with the traditional 401(k) contribution election, the Roth 401(k) contributions may be invested in any of the available investment options.
Company Contributions
Under the provisions of the Plan document, the Company matches Participant contributions of each individual Participant's eligible compensation. The Company matches 6% of each individual Participant's eligible compensation and also provides Participants with an annual retirement contribution of 5% of each individual Participant's eligible compensation. Unlike the Company's matching contribution, employees are eligible for an annual retirement contribution regardless of whether the employee contributes to the Plan.
To be eligible for the annual retirement contribution, Participants must be employed on December 31 of the preceding year, have died, suffered a total disability (as defined by the Plan), or whose normal retirement date (as defined by Plan) occurred during that year. The annual retirement contribution is made by the Company during the year following the year in which it is earned and is recorded as a contribution receivable from the employer in the statement of net assets available for benefits.
Vesting
All Participant contributions, including any investment income, appreciation or depreciation, are fully vested at all times. Company match contributions to active Participants, including any investment income, appreciation or depreciation, are also vested at all times.
Active Participants vest in the annual retirement contribution, including any investment income, appreciation or depreciation, after completing three years of vesting service beginning with date of hire. Participants with unvested annual retirement contributions, and not actively employed by the Company, retain the annual retirement contributions in their account and forfeit unvested annual retirement contributions upon request for distribution.
Forfeitures
Forfeitures are limited to unvested annual retirement contributions, including any investment appreciation or depreciation, retained by Participants not actively employed by the Company.
Forfeited Company contributions of $299,934 as of December 31, 2025 were available for reducing future employer contributions or to restore prior forfeitures under certain conditions.
Distributions and Withdrawals
A Participant's entire vested account balance is eligible for distribution upon termination of employment, retirement, disability or death. Participants who suffer a financial hardship, as defined in the Plan document, may withdraw all or part of their vested account balance before tax contributions subject to certain provisions, as described in the Plan document. Company contributions to the Plan shall not be payable on withdrawals made before the Participant reaches the age of 59 1/2. Distributions and withdrawals under the Plan are made in cash in the form of a lump sum or in installments. Payments are made as soon as administratively practicable within the provisions of the Plan. The Plan allows for in-service withdrawals of vested contributions under certain circumstances, as defined in the Plan document.
Participant Accounts
Each Participant's account is credited with the Participant's contributions, the appropriate amount of Company contributions and an allocation of the Plan's earnings or losses and the investment management fees in accordance with the allocation provisions contained in the Plan document. The benefit to which a Participant is entitled is the benefit that can be provided from the Participant's vested account balance.
Notes Receivable from Participants
Active Participants with a vested account balance of at least $2,000 may borrow up to the lesser of 50% of the vested account balance or $50,000, less the highest outstanding loan balance in the previous 12 months. The minimum loan available is $1,000 and shall not exceed $50,000. Loans are generally for periods of up to five years with certain exceptions. Loans are repaid in bi-weekly installments and include interest charges. The interest rate on new loans, fixed on the first business day of the month in which the loan was requested, is based on the Prime Lending Rate (per the Wall Street Journal) plus 1%. The range of interest rates for outstanding Participant loans as of December 31, 2025 was 4.3% to 9.5% with maturities ranging from 2026 to 2047. Participants may only have one outstanding loan at any given time.
Each loan is adequately secured through the balance in the Participant's plan account. If a Participant defaults on his or her loan by failing to make timely repayments, the outstanding principal and interest due on the loan is treated as a deemed distribution and reported as a taxable distribution to the Participant in the year of default. If the Participant has an outstanding loan and takes a distribution of his or her plan benefit, the outstanding principal and interest due on the loan is included in the amount distributed to the Participant.
Investments
As of December 31, 2025, Plan Participants may direct the investment of their account in 1% increments among any of the following investment options:

Investment Option	Investment Manager
In Retirement Fund	BlackRock Institutional Trust Co.
2030 Retirement Fund	BlackRock Institutional Trust Co.
2035 Retirement Fund	BlackRock Institutional Trust Co.
2040 Retirement Fund	BlackRock Institutional Trust Co.
2045 Retirement Fund	BlackRock Institutional Trust Co.
2050 Retirement Fund	BlackRock Institutional Trust Co.
2055 Retirement Fund	BlackRock Institutional Trust Co.
2060 Retirement Fund	BlackRock Institutional Trust Co.
2065 Retirement Fund	BlackRock Institutional Trust Co.
S&P 500 Index Fund	BlackRock Institutional Trust Co.
International Stock Fund	BlackRock Institutional Trust Co.
Mid-Cap Equity Index Fund	BlackRock Institutional Trust Co.
Small-Cap Core Fund	BlackRock Institutional Trust Co.
1-3 Year Government/Credit Bond Index Fund	BlackRock Institutional Trust Co.
Money Market Fund	BlackRock Institutional Trust Co.
Core Bond Fund	Fidelity Institutional Asset Management
Celanese Stock Fund	State Street Global Advisors
A Participant may transfer all or a portion of his or her interest, in 1% increments, from one investment fund to another, subject to trading restrictions. Each of the Plan's investment options is managed for the Plan by independent investment managers who employ a specific set of investment criteria endorsed and monitored by the Investment Committee.
•Celanese Stock Fund
The Celanese Stock Fund is a "stock bonus plan" (as defined by U.S. Treasury Regulation §1.401-1 (b)(i)(iii)) with a primary investment in common shares of Celanese Corporation. Participants cannot contribute to the Celanese Stock Fund more than 20% of the Participants' total contributions to the Plan. There is a 30-day restriction on reentry into the Celanese Stock Fund after a sale of stock. State Street Global Advisors is the named fiduciary of the Celanese Stock Fund. The Trustee shall vote shares of Celanese Corporation stock in accordance with the instructions of the Participants in whose accounts the shares are held.
Trustee purchases and sales of Celanese Corporation stock for the fund are as follows:

Year Ended December 31, 2025
Number of shares purchased	145,500
Average price of shares purchased	$49.29
Number of shares sold	108,617
Average price of shares sold	$49.99
SECURE 2.0 Act
In December 2022, the SECURE 2.0 Act of 2022 ("SECURE 2.0") was enacted to enhance retirement savings plans. The act includes both mandatory and elective provisions for qualified plans aimed at improving coverage and savings, with various effective dates extending through 2027. Key areas addressed by the act include participant savings assistance, required minimum distributions ("RMD"), catch-up contributions and provisions for lost participants.
Certain provisions are currently incorporated into the Plan design, including those designed to assist with participant savings, automatic enrollment and RMD provisions, which have already been adopted by the Plan. Additional provisions of the SECURE 2.0 Act will be assessed and implemented in accordance with future regulations and guidance, and the Plan may be amended as applicable. The Plan was amended on December 18, 2025, effective January 1, 2026, to comply with the SECURE 2.0 Act.